NET INCOME FROM DISCONTINUED OPERATIONS (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income for the year					$ 0	$ 0
Adjustments to reconcile net income to net cash from operations:
Depreciation	356,737	137,365	995,408	320,519	443,361	220,810
Amortization			1,469,457	1,826,424	1,934,909	1,043,181
Changes in operating assets and liabilities:
Increase in inventories			(818,748)	(7,458,736)	(10,037,494)	(3,018,112)
Increase in deposits and prepaid expenses			(37,090,703)	(18,172,533)	(34,307,276)	(7,374,355)
Increase in other payables			17,952,791	850,877	1,482,417	16,748,043
Decrease in accounts receivable			(6,742,274)	(26,411,798)	(18,142,198)	(18,250,484)
Decrease (increase) in other receivables			(3,623,402)	1,755,926	3,734,623	(3,651,677)
Net cash provided by operating activities					0	0
Cash flows from investing activities
Payment for construction in progress			(31,494,031)	(2,317,082)	(19,185,878)	(1,346,394)
Net cash used in investing activities					0	(3,137,885)
Cash flows from financing activities
Effects on exchange rate changes on cash			624,869	(1,859,527)	121,368	(1,091,240)
Cash and cash equivalents, beginning of period			8,424,265	1,387,908	1,387,908	3,890,026
Cash and cash equivalents, at end of year	9,588,415	5,411,583	9,588,415	5,411,583	8,424,265	1,387,908
Supplementary disclosures of cash flow information:
Cash paid for interest			398,386	5,630	282,320	0
Cash paid for income taxes			0	0	0	31
Non - cash transactions
Disposal proceeds receivable of sale of subsidiaries, HYT and ZX					5,386,233	5,386,233
Discontinued Operations [Member]
Cash flows from operating activities
Net income for the year					0	10,203,951
Adjustments to reconcile net income to net cash from operations:
Depreciation					0	0
Amortization					0	0
Net gain of sale of subsidiaries, HYT and ZX					0	(10,203,951)
Changes in operating assets and liabilities:
Increase in inventories					0	0
Increase in deposits and prepaid expenses					0	0
Increase in other payables					0	0
Decrease in accounts receivable					0	0
Decrease (increase) in other receivables					0	0
Net cash provided by operating activities					0	0
Cash flows from investing activities
Net cash outflow on sale of subsidiaries, HYT and ZX					0	3,137,885
Payment for acquisition of land use rights					0	0
Payment for construction in progress					0	0
Net cash used in investing activities					0	(3,137,885)
Cash flows from financing activities
Net cash provided by financing activities					0	0
Effects on exchange rate changes on cash					0	0
Net cash provided by operating activities					0	(3,137,885)
Cash and cash equivalents, beginning of period				0	0	3,137,885
Cash and cash equivalents, at end of year					0	0
Supplementary disclosures of cash flow information:
Cash paid for interest					0	0
Cash paid for income taxes					0	0
Non - cash transactions
Disposal proceeds receivable of sale of subsidiaries, HYT and ZX					$ 0	$ 44,295,612